Stock-Based Compensation (Details) - Schedule of Stock Option Activity - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Stock Option Activity [Abstract]
Number of Shares, beginning	685,230	585,230
Weighted Average Exercise Price, beginning	$ 0.6	$ 0.56
Weighted Average Remaining Contractual Life (years), beginning	6 years 9 months 18 days	6 years 2 months 12 days
Aggregate Intrinsic Value, beginning	$ 139	$ 465
Number of Shares, Exercisable	195,077
Weighted Average Exercise Price, Exercisable	$ 0.56
Weighted Average Remaining Contractual Life (years), Exercisable	6 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable	$ 46
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (years), Exercised
Aggregate Intrinsic Value, Exercised
Number of Shares, Expired
Weighted Average Exercise Price, Expired
Weighted Average Remaining Contractual Life (years), Expired
Aggregate Intrinsic Value, Expired
Number of Shares, Issued	100,000
Weighted Average Exercise Price, Issued	$ 0.85
Weighted Average Remaining Contractual Life (years), Issued	10 years
Aggregate Intrinsic Value, Issued